Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Summary of Property, Plant, and Equipment

The following is a summary of DPL’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
$ in millions		Composite Rate		Composite Rate
Regulated:
Transmission	$235.8	3.9%	$223.2	4.1%
Distribution	1,364.2	4.1%	1,289.8	4.5%
General	16.5	9.0%	13.2	8.5%
Non-depreciable	61.6	N/A	60.4	N/A
Total regulated	1,678.1		1,586.6
Unregulated:
Other	19.0	7.6%	21.2	6.7%
Non-depreciable	4.8	N/A	7.8	N/A
Total unregulated	23.8		29.0

Total property, plant and equipment in service	$1,701.9	4.0%	$1,615.6	4.3%

Changes in the Liability for Generation AROs
Changes in the Liability for AROs

	2019	2018
Balance as of January 1	$9.4	$15.1
Revisions to cash flow and timing estimates	3.4	(2.6)
Accretion expense	0.2	0.3
Settlements (a)	—	(3.4)
Balance as of December 31	$13.0	$9.4

(a)
Primarily includes settlement related to transfer of Beckjord Facility. See Note 16 – Dispositions for additional information.

Changes in the Liability for Transmission and Distribution Asset Removal Costs
Changes in the Liability for Transmission and Distribution Asset Removal Costs

	2019	2018
Balance as of January 1	$139.1	$132.8
Additions	14.8	14.3
Settlements	(10.3)	(8.0)
Balance as of December 31	$143.6	$139.1